Other assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	$ 197	$ 187
Other non-current assets	27	45
Total other assets	$ 224	$ 232